Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer	0.01%	0.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%